Income/loss (-) per share	12 Months Ended
Dec. 31, 2022
Income/loss (-) per share
Income/loss (-) per share

11. Income/loss (-) per share

Basic income/loss (-) per share is calculated by dividing the net income/loss (-) attributable to shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income/loss (-) per share is calculated based on the weighted average number of shares (diluted) also considering outstanding warrants, for which our average share price of the year was higher than the exercise price.

Income/loss (-) per share

	Year ended December 31,
	2022	2021	2020
Loss per share:
Net loss attributable to owners of the parent (Euro, in thousands)	€(217,991)	€(103,231)	€(305,436)
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income/loss (-) per share	65,699	65,500	65,075
Basic loss per share (Euros)	€(3.32)	€(1.58)	€(4.69)

Net loss attributable to owners of the parent (Euro, in thousands)	€(217,991)	€(103,231)	€(305,436)
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income/loss (-) per share	65,699	65,500	65,075
Number of dilutive potential ordinary shares	—	—	—
Diluted loss per share (Euros)	€(3.32)	€(1.58)	€(4.69)

As our operations reported a net loss in 2022, in 2021 and 2020, the outstanding warrants (specified in note 31) have an anti-dilutive effect rather than a dilutive effect. Consequently, basic and diluted loss per share were the same for 2022, 2021 and 2020.